Components of Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
PRC, excluding Hong Kong	$ (2,106)	$ (577)	$ (19,360)
Hong Kong and other jurisdictions	(7,428)	(12,581)	(6,228)
Loss before income tax	$ (9,534)	$ (13,158)	$ (25,588)